Write Downs, Reserves and Recoveries (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Unusual or Infrequent Item [Line Items]
Gain on insurance claim, St Jo flood		$ 0	$ (3,259,000)
Litigation reserve settlement, net		(707,000)	(1,529,000)
Settlement with insurance carriers		(78,000)	(1,600,000)
Write-downs, recoveries and reserves		(785,000)	(6,388,000)
Estimated proceeds of business interruption after deducting waiting period	500,000
Gain for proceeds in excess of book value of property destroyed or damaged	300,000
Deductibles under policies	100,000
Flood [Member]
Unusual or Infrequent Item [Line Items]
Insurance proceeds St Jo flood		3,000,000
Health care benefits overexpenditure [Member]
Unusual or Infrequent Item [Line Items]
Insurance proceeds St Jo flood		1,600,000
Legal Claim Against Predecessor [Member]
Unusual or Infrequent Item [Line Items]
Litigation settlement		4,000,000
Estimated recovery from insurance carrier		500,000
Accrued interest		$ 800,000